Earnings Per Share (Tables)	3 Months Ended
Mar. 31, 2019
Earnings Per Share [Abstract]
Schedule of Basic and Diluted EPS
The following table reflects the income and share data used in the basic and diluted EPS computations for the periods presented below:

	Three months ended March 31,
	2019	2018
Net income for the period- attributable to ordinary equity holders of the parent (in USD k)	$18,954	$26,754
Weighted average number of ordinary shares (in thousands of shares)	59,518	59,320
Basic EPS	$0.32	$0.45
Dilutive effect of share based payments (in thousands of shares)	1,595	1,606
Weighted average number of diluted ordinary shares (in thousands of shares)	61,113	60,926
Diluted EPS	$0.31	$0.44